Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Summary of Intangible Assets

The balances of this caption as of December 31, 2023 and 2022, are presented below:

	As of December 31,
	2023	2022
Classes of Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	356,981,391	334,904,014
Easements and water rights	13,474,625	13,227,138
Concessions	72,236,123	78,027,417
Patents, registered trademarks and other rights	1,694,467	1,654,706
Software licenses	259,686,688	232,572,572
Other Identifiable Intangible Assets	9,594,568	9,422,181
Contract costs	294,920	—

	As of December 31,
	2023	2022
Classes of Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(161,971,891)	(143,462,751)
Easements and water rights	(5,149,420)	(5,040,675)
Concessions	(18,032,743)	(16,016,387)
Patents, registered trademarks and other rights	(1,033,510)	(764,612)
Software licenses	(134,853,986)	(118,655,592)
Other Identifiable Intangible Assets	(2,840,144)	(2,985,485)
Contract costs	(62,088)	—

	As of December 31,
	2023	2022
Classes of Intangible Assets, Net	ThCh$	ThCh$
Intangibles Assets, Net	195,009,500	191,441,263
Easements and water rights	8,325,205	8,186,463
Concessions	54,203,380	62,011,030
Patents, registered trademarks and other rights	660,957	890,094
Software licenses	124,832,702	113,916,980
Other Identifiable Intangible Assets	6,754,424	6,436,696
Contract costs	232,832	—

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2023	8,186,463	62,011,030	890,094	113,916,980	6,436,696	—	191,441,263
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	—	20,085,632	—	—	20,085,632
Increase (decrease) from foreign currency translation differences	138,742	1,174,512	—	479,777	336,562	—	2,129,593
Amortization (1)	—	(2,175,117)	(268,898)	(16,097,225)	(23,529)	(62,088)	(18,626,857)
Increases (decreases) from transfers and other Movements	—	—	39,761	(334,681)	—	294,920	—
Increases (decreases) from transfers	—	—	39,761	(334,681)	—	294,920	—
Dispositions and removal from service	—	(1,437)	—	(162,464)	—	—	(163,901)
Dispositions	—	—	—	(145,532)	—	—	(145,532)
Removal	—	(1,437)	—	(16,932)	—	—	(18,369)
Argentina Hyperinflation Effect	—	—	—	—	6,397	—	6,397
Increase (decrease)	—	(6,805,608)	—	6,944,683	(1,702)	—	137,373
Total Movements in identifiable intangible assets	138,742	(7,807,650)	(229,137)	10,915,722	317,728	232,832	3,568,237
Closing balance as of December 31, 2023	8,325,205	54,203,380	660,957	124,832,702	6,754,424	232,832	195,009,500

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	15,966,278	55,400,589	1,058,035	112,351,568	6,445,085	—	191,221,555
Movements in identifiable intangible assets
Increases other than from business combinations	—	8,604,379	—	31,344,129	—	—	39,948,508
Increase (decrease) from foreign currency translation differences	47,213	720,914	—	25,124	80,502	—	873,753
Amortization	—	(2,335,352)	(262,180)	(19,675,792)	(12,917)	—	(22,286,241)
Increases (decreases) from transfers and other Movements	1,550,107	—	94,239	(1,699,271)	54,925	—	—
Increases (decreases) from transfers	1,550,107	—	94,239	(1,699,271)	54,925	—	—
Dispositions and removal from service	—	(398,799)	—	(2,730)	—	—	(401,529)
Removal	—	(398,799)	—	(2,730)	—	—	(401,529)
Argentina Hyperinflation Effect	—	—	—	—	(130,899)	—	(130,899)
Decreases to be classified as held for sale (2)	(9,377,135)	—	—	(9,208,014)	—	—	(18,585,149)
Increase (decrease)	—	19,299	—	781,966	—	—	801,265
Total Movements in identifiable intangible assets	(7,779,815)	6,610,441	(167,941)	1,565,412	(8,389)	—	219,708
Closing balance as of December 31, 2022	8,186,463	62,011,030	890,094	113,916,980	6,436,696	—	191,441,263

(1)	See Note 31.a)
(2)	See Note 5.2.